Short-Term Debt and Credit Agreements (Commercial Paper, Bank Loans and Letters of Credit Outstanding) (Parenthetical) (Detail) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Weighted-average percentage interest rates		4.73%	0.31%
Facility Limit	[1]	$ 6,000,000,000	$ 6,000,000,000
Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Weighted-average percentage interest rates		4.68%	0.26%
Facility Limit	[2]	$ 6,000,000,000	$ 6,000,000,000
Letter of Credit
Line of Credit Facility [Line Items]
Facility Limit		2,000,000,000
Letter of Credit | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit		2,000,000,000
Line of Credit | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit		$ 1,750,000,000

[1]	This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Questar Gas and DESC. The sub-limit for Virginia Power is set pursuant to the terms of the facility but can be changed at the option of the borrowers multiple times per year. At December 31, 2022, the sub-limit for Virginia Power was $1.75 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028. The credit facility can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.